Payroll, staff and employee benefits obligations - Plans and risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll, staff and employee benefits obligations
Charge recognized for defined contribution plans	$ 217	$ 175	$ 167